Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.43513%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,901,818.58

Principal:
Principal Collections	$22,209,033.12
Prepayments in Full	$12,129,986.98
Liquidation Proceeds	$17,832.81
Recoveries	$0.00
Sub Total	$34,356,852.91
Collections	$37,258,671.49

Purchase Amounts:
Purchase Amounts Related to Principal	$258,341.98
Purchase Amounts Related to Interest	$640.22
Sub Total	$258,982.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,517,653.69

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,517,653.69
Servicing Fee	$885,563.51	$885,563.51	$0.00	$0.00	$36,632,090.18
Interest - Class A-1 Notes	$260,740.90	$260,740.90	$0.00	$0.00	$36,371,349.28
Interest - Class A-2a Notes	$430,833.33	$430,833.33	$0.00	$0.00	$35,940,515.95
Interest - Class A-2b Notes	$272,777.85	$272,777.85	$0.00	$0.00	$35,667,738.10
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$35,024,643.27
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$34,828,605.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,828,605.94
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$34,765,445.94
Second Priority Principal Payment	$4,328,474.05	$4,328,474.05	$0.00	$0.00	$30,436,971.89
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$30,391,692.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,391,692.89
Regular Principal Payment	$118,578,515.04	$30,391,692.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,517,653.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,328,474.05
Regular Principal Payment					$30,391,692.89
Total					$34,720,166.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$34,720,166.94	$171.04	$260,740.90	$1.28	$34,980,907.84	$172.32
Class A-2a Notes	$0.00	$0.00	$430,833.33	$1.96	$430,833.33	$1.96
Class A-2b Notes	$0.00	$0.00	$272,777.85	$2.16	$272,777.85	$2.16
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$34,720,166.94	$32.98	$1,911,923.24	$1.82	$36,632,090.18	$34.80

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$122,906,989.09	0.6054531	$88,186,822.15	0.4344178
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$126,020,000.00	1.0000000	$126,020,000.00	1.0000000
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$972,646,989.09	0.9239195	$937,926,822.15	0.8909387

Pool Information
Weighted Average APR	3.272%	3.242%
Weighted Average Remaining Term	54.89	54.06
Number of Receivables Outstanding	38,303	37,485
Pool Balance	$1,062,676,209.92	$1,027,895,330.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$979,203,661.91	$947,258,515.04
Pool Factor	0.9304853	0.9000309

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$80,636,815.05
Targeted Overcollateralization Amount	$114,478,744.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,968,507.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$165,684.94
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$165,684.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1871%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0001%
Prior Collection Period			0.0157%
Current Collection Period			0.1902%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		134	$179,915.02
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$179,915.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0158%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,342.65
Average Net Loss for Receivables that have experienced a Realized Loss			$1,342.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.45%	162	$4,622,793.09
61-90 Days Delinquent	0.07%	24	$703,012.28
91-120 Days Delinquent	0.00%	1	$26,877.36
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	187	$5,352,682.73

Repossession Inventory:
Repossessed in the Current Collection Period		17	$437,422.08
Total Repossessed Inventory		19	$495,563.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0522%
Current Collection Period			0.0667%
Three Month Average			0.0396%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0710%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer